SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Schedule of Income Tax Rate Reconciliation) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		29 Months Ended	35 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Oct. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION [Abstract]
Statutory rate applied to earnings before income taxes:					$ (73,965)	$ (30,155)
Increase (decrease) in income taxes resulting from:
State income taxes
Change in deferred tax asset valuation allowance					65,940	22,137
Non-deductible expenses					8,025	8,018
Income Tax Expense